Supplement to the
Fidelity® Variable Insurance Products
Investor Class
FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, and
FundsManager 85% Portfolio
April 30, 2007
Prospectus

Effective June 29, 2007, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, and FundsManager 85% Portfolio were reorganized from series of Variable Insurance Products Fund IV to series of Variable Insurance Products Fund V.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of a fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product.

Fees (paid by the variable product owner directly)

Investor Class
Sales charge (load) on purchases and reinvested distributions	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable

Annual operating expenses (paid from class assets)

Investor Class
VIP FundsManager 20%	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses	0.44%
	Total annual class operating expensesA	0.69%
	Less Waiver	0.05%
	Net expensesB	0.64%
VIP FundsManager 50%	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses	0.56%
	Total annual class operating expensesA	0.81%
	Less Waiver	0.05%
	Net expensesB	0.76%

VIPFM-07-02 July 18, 2007
1.833268.102

VIP FundsManager 70% 	Management fee 	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses	0.66%
	Total annual class operating expensesA	0.91%
	Less Waiver	0.05%
	Net expensesB	0.86%
VIP FundsManager 85%	Management fee 	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses	0.72%
	Total annual class operating expensesA	0.97%
	Less Waiver	0.05%
	Net expensesB	0.92%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

B Strategic Advisers has contractually agreed to waive 0.05% of its management fee until July 31, 2008.

The following information replaces the similar information found on page 7.

Investor Class
VIP FundsManager 20%	1 year	$ 70
	3 years	$ 221
	5 years	$ 384
	10 years	$ 859
VIP FundsManager 50%	1 year	$ 83
	3 years	$ 259
	5 years	$ 450
	10 years	$ 1,002
VIP FundsManager 70%	1 year	$ 93
	3 years	$ 290
	5 years	$ 504
	10 years	$ 1,120
VIP FundsManager 85%	1 year	$ 99
	3 years	$ 309
	5 years	$ 536
	10 years	$ 1,190

The following information has been removed from the "Fund Services" section on page14.

Strategic Advisers pays FMR an administration fee for handling the business affairs for each VIP FundsManager Portfolio.

The following information replaces the similar information found on the back cover.

Investment Company Act of 1940, File Number, 811-05361

Supplement to the
Fidelity® Variable Insurance Products
Service Class and Service Class 2 FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, and
FundsManager 85% Portfolio
April 30, 2007
Prospectus

Effective June 29, 2007, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, and FundsManager 85% Portfolio were reorganized from series of Variable Insurance Products Fund IV to series of Variable Insurance Products Fund V.

The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section beginning on page 6.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of a fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product.

Fees (paid by the variable product owner directly)

	Service Class	Service Class 2
Sales charge (load) on purchases and reinvested distributions	Not Applicable	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable	Not Applicable

Annual operating expenses (paid from class assets)

		Service Class	Service Class 2
VIP FundsManager 20%	Management fee	0.25%	0.25%
	Distribution and/or Service (12b-1) fees	0.10%	0.25%
	Other expenses	0.00%	0.00%
	Acquired fund fees and expenses	0.44%	0.44%
	Total annual class operating expensesA	0.79%	0.94%
	Less Waiver and Reimbursement	0.15%	0.15%
	Net ExpensesB	0.64%	0.79%
VIP FundsManager 50%	Management fee	0.25%	0.25%
	Distribution and/or Service (12b-1) fees	0.10%	0.25%
	Other expenses	0.00%	0.00%
	Acquired fund fees and expenses	0.56%	0.56%
	Total annual class operating expensesA	0.91%	1.06%
	Less Waiver and Reimbursement	0.15%	0.15%
	Net ExpensesB	0.76%	0.91%
VIP FundsManager 70%	Management fee	0.25%	0.25%
	Distribution and/or Service (12b-1) fees	0.10%	0.25%
	Other expenses	0.00%	0.00%
	Acquired fund fees and expenses	0.66%	0.66%
	Total annual class operating expensesA	1.01%	1.16%
	Less Waiver and Reimbursement	0.15%	0.15%
	Net ExpensesB	0.86%	1.01%

VFMSCSC2-07-02 July 18, 2007
1.833267.102

		Service Class	Service Class 2
VIP FundsManager 85%	Management fee	0.25%	0.25%
	Distribution and/or Service (12b-1) fees	0.10%	0.25%
	Other expenses	0.00%	0.00%
	Acquired fund fees and expenses	0.72%	0.72%
	Total annual class operating expensesA	1.07%	1.22%
	Less Waiver and Reimbursement	0.15%	0.15%
	Net ExpensesB	0.92%	1.07%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

B Strategic Advisers has contractually agreed to waive 0.05% of its management fee until July 31, 2008. In addition, FMR has contractually agreed to reimburse 0.10% of class level expenses for Service Class and Service Class 2.

The following information replaces the similar information found on page 7.

		Service Class	Service Class 2
VIP FundsManager 20%	1 year	$ 81	$ 96
	3 years	$ 252	$ 300
	5 years	$ 439	$ 520
	10 years	$ 978	$ 1,155
VIP FundsManager 50%	1 year	$ 93	$ 108
	3 years	$ 290	$ 337
	5 years	$ 504	$ 585
	10 years	$ 1,120	$ 1,294
VIP FundsManager 70%	1 year	$ 103	$ 118
	3 years	$ 322	$ 368
	5 years	$ 558	$ 638
	10 years	$ 1,236	$ 1,409
VIP FundsManager 85%	1 year	$ 109	$ 124
	3 years	$ 340	$ 387
	5 years	$ 590	$ 670
	10 years	$ 1,306	$ 1,477

The following information has been removed from the "Fund Services" section on page 14.

Strategic Advisers pays FMR an administration fee for handling the business affairs for each VIP FundsManager Portfolio.

The following information replaces the similar information found on the back cover.

Investment Company Act of 1940, File Number, 811-05361